Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions
(4)	Acquisitions
Apparate USA LLC
On January 19, 2021, the Company acquired 100% of the voting interests of Apparate USA LLC (“Uber Advanced Technologies Group” or “ATG”) which was a company developing self-driving technology.
The ATG acquisition date fair value of the consideration transferred for ATG was approximately $1,915,708 which consisted of stock consideration. The stock consideration transferred comprised 50,873,075 shares of the Company’s Series
U-1
preferred stock and 116,173,646 shares of the Company’s common stock. The preferred stock was valued referencing a subsequent purchase of the Company’s
Series U-2
redeemable convertible preferred stock. The common stock was valued based on the fair value as of January 19, 2021, as determined by a third-party valuation expert using an Option Pricing Method model.
The transaction costs associated with the acquisition were approximately $15,113 and were recorded in general and administrative expense in the six months ended June 30, 2021.
The Company has accounted for the ATG acquisition as a business combination, and therefore the assets acquired and liabilities assumed were recognized at their fair values on the date of the ATG acquisition. Information which existed as of the acquisition date but is yet unknown to us may result in adjustments during the remainder of the measurement period which will not exceed 12 months from the closing date. The area not finalized relates to the valuation of acquired tangible and intangible assets and accrued expenses.

We recorded a measurement period adjustment to the preliminary purchase price allocation which included an $21,652 decrease in property and equipment, net and an $21,652 increase in goodwill. The adjustment resulted in $1,676 reduction in accumulated depreciation for expense previously recorded for the three months ended March 31, 2021. This measurement period adjustment was made to reflect facts and circumstances that existed as of the acquisition date.
The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of the ATG acquisition:

Cash and cash equivalents	$310,540
Prepaid expenses and other current assets	6,229
Property and equipment, net	63,395
Operating lease right-of-use assets	41,915
Other assets	18,351
Acquisition related intangible assets	545,500
Goodwill	1,056,817
Accounts payable	(1,860)
Related party payable	(46,970)
Accrued expenses and other current liabilities	(37,796)
Operating lease liabilities	(40,413)

Total	$1,915,708

The sole identifiable intangible asset acquired in the ATG acquisition was in-process
research and development (IPR&D) and has an indefinite useful life as of the date of the acquisition. The fair value of the IPR&D intangible asset was determined through a replacement cost approach, which identifies the costs that would be necessary to recreate the asset if the Company were to internally develop the acquired technology. Significant unobservable inputs include overhead costs, profit margin, opportunity cost, and obsolescence. Our estimate of the fair value is preliminary and subject to change.
The asset has not been placed into service and there have been no impairment charges related to the intangible asset as of June 30, 2021.
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill, which is primarily attributed to the assembled workforce, and is not deductible for tax purposes.
Separately, the Company recognized $7,873 in
non-cash
compensation expense for severance payments by the former parent of ATG. This amount was allocated from total equity consideration transferred.
The following supplemental pro forma information combines the historical results of Aurora and ATG as if the ATG acquisition had occurred on January 1, 2020, the beginning of the earliest period presented and includes pro forma adjustments related to depreciation and amortization of acquired property, plant and equipment, share-based compensation expense, and severance expense.

	Six months ended June 30,
	2021	2022
Revenue	$—	$—
Net loss	$(305,345)	$(639,699)
The pro forma combined financial statements do not necessarily reflect what the Company’s results of operations would have been had the ATG acquisition occurred on the date indicated.
OURS Technology, Inc.
On March 5, 2021, the Company acquired 100% of the voting interests in OURS Technology, Inc. (“OURS”), a silicon photonics company. The Company has included the financial results of OURS in the condensed consolidated financial statements prospectively from the date of acquisition. The OURS acquisition date fair value of the consideration transferred for OURS was approximately $40,821, which consisted of the following

Fair Value
Cash	$16,107
Stock Consideration	24,105
Assumed liabilities related to third-party expenses	609

Total	$40,821

As part of the OURS acquisition, the Company assumed certain OURS compensation agreements, including the conversion of certain shares of OURS restricted stock into rights to receive the Company’s restricted stock, and assuming certain stock options with an estimated fair value of $
3,789
. For the stock options assumed, based on the service period related to the period prior to the OURS acquisition date, $
2,145
 was allocated to the purchase price, and $
1,644
 relating to post-acquisition services which will be recorded as operating exp
e
nses over the remaining requisite service periods.
The stock consideration transferred comprised 2,793,699 shares of the Company’s common stock including 182,449 shares of restricted stock granted. The restricted stock awards (RSAs) were valued based on the March 5, 2021 fair value, as determined by a third party valuation expert using an Option Pricing Method model, and the estimated fair value of the stock options assumed by the Company was determined using the Black-Scholes option pricing model. The RSAs vest monthly over a
2-year
period starting on the vesting commencement date and expire once the holder ceases to be a service provider of the Company.
The transaction costs associated with the OURS acquisition were approximately $262 and were recorded in general and administrative expense in the six months ended June 30, 2021.
The Company has accounted for the OURS acquisition as a business combination, and therefore the assets acquired and liabilities assumed were recognized at their fair values on the date of the OURS acquisition. Information which existed as of the acquisition date but is yet unknown to us may result in adjustments during the remainder of the measurement period which will not exceed 12 months from the closing date. The area not finalized is the valuation of acquired intangible assets.
The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of the OURS acquisition:

Fair Value
Cash and cash equivalents	$153
Prepaid expenses and other current assets	23
Property and equipment, net	218
Other assets	9
Acquisition related intangible assets	19,000
Goodwill	24,251
Accounts payable	(46)
Deferred tax liability	(2,787)

Total	$40,821

The sole identifiable intangible asset acquired in the OURS acquisition was in-process
research and development (IPR&D) and has an indefinite useful life as of the date of the acquisition. The fair value of the IPR&D intangible asset was determined through a replacement cost approach, which identifies the costs that would be necessary to recreate the asset if the Company were to internally develop the acquired technology. Significant unobservable inputs include profit margin and opportunity cost. Our estimate of the fair value is preliminary and subject to change.
The asset has not been placed into service and there have been no impairment charges related to the intangible asset as of June 30, 2021.
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill, which is primarily attributed to the assembled workforce, and is not deductible for tax purposes.
Pro forma results for the OURS acquisition are not presented as the financial impact is immaterial.

(5)	Acquisitions
Blackmore Sensors and Analytics, Inc.
On August 26, 2019, the Company acquired 100% of the voting interests in Blackmore Sensors and Analytics, Inc. (“Blackmore”) which was developing light detection and ranging radar. The Company has included the financial results of Blackmore in the consolidated financial statements prospectively from the date of acquisition. The transaction costs associated with the acquisition were approximately $1,676 and were recorded in general and administrative expense in 2019. The acquisition date fair value of the consideration transferred for Blackmore was approximately $74,712, which consisted of the following:

Fair Value
Cash	$25,569
Stock Consideration	47,143
Assumed liabilities related to third-party expenses	2,000

Total	$74,712

As part of the acquisition, the Company assumed certain Blackmore compensation agreements, including the conversion of certain shares of Blackmore restricted stock into rights to receive the Company’s restricted stock, and assuming certain stock options with an estimated fair value of $1,537. For the stock options assumed, based on the service period related to the period prior to the acquisition date, $692 was allocated to the purchase price, and $845 relating to post-acquisition services which will be recorded as operating expenses over the remaining requisite service periods. The stock consideration transferred comprised 2,300,690 shares of the Company’s Series B preferred stock, 2,557,518 shares of the Company’s Series
B-1
preferred stock, and 1,835,678 shares of the Company’s common stock. The preferred stock and restricted stock awards (RSAs) were valued based on the August 26, 2019 fair value, as determined by a third party valuation expert using an Option Pricing Method model, and the estimated fair value of the stock options assumed by the Company was determined using the Black-Scholes option pricing model. The RSAs vest monthly over a
4-year
period starting on the vesting commencement date and expire once the holder ceases to be a service provider of the Company. The weighted average vesting term for these RSAs was 1.1 years.
The Company has accounted for this acquisition as a business combination, and therefore the assets acquired and liabilities assumed were recognized at their fair values on the date of acquisition. The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
Cash and cash equivalents	$2,649
Prepaid expenses and other current assets	268
Goodwill	30,047
Intangible assets	52,700
Fixed assets, net	623
Right-of-use assets	2,479
Accrued payroll and related liabilities	(332)
Accounts payable and accrued liabilities	(413)
Deferred tax liability	(10,830)
Operating lease liabilities	(2,479)

Total	$74,712

The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill, which is primarily attributed to the assembled workforce, and is not deductible for tax purposes. The fair values assigned to tangible assets acquired and liabilities assumed are based on management’s estimates and assumptions.
The sole identifiable intangible asset acquired in the Blackmore acquisition was in-process
research and development (IPR&D) and has an indefinite useful life as of the date of the acquisition. The fair value of the IPR&D intangible asset was determined through a replacement cost approach, which identifies the costs that would be necessary to recreate the asset if the Company were to internally develop the acquired technology.
The asset has not been placed into service and there have been no impairment charges related to the intangible asset as of December 31, 2020.